UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Basix Capital, LLC
Address:    One Montgomery Street, Suite 3300
            San Francisco, CA  94104

Form 13F File Number:   28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew P. Spotswood
Title:      Manager
Phone:      415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA       May 11, 2009
            [Signature]       [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:         $ 34,380 (x 1000)


List of Other Included Managers:

NONE

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
NAME OF ISSUER                  TITLE OF   CUSIP        VALUE X1000   SHARES       INV.     OTHER VOTING AUTH
                                CLASS                                              DISC.    MGR
                                                                                                      SOLE
***AGRIUM INC                   Comm       008916108            1,378       38,500   SOLE               38,500
***MARVELL TECHNOLOGY GROUP     Comm       G5876H105            1,410      153,900   SOLE              153,900
LTD
***YAMANA GOLD INC              Comm       98462Y100            1,064      115,000   SOLE              115,000
99 CENTS ONLY STORES            Comm       65440K106            1,035      112,000   SOLE              112,000
ADTRAN INC                      OTC        00738A106            1,491       92,000   SOLE               92,000
Akamai Technologies Inc         OTC        00971T101            1,397       72,000   SOLE               72,000
AMPHENOL CORP NEW-CL A          Comm       032095101              712       25,000   SOLE               25,000
ANIXTER INTERNATIONAL INC       Comm       035290105            1,720       54,300   SOLE               54,300
CHARLOTTE RUSSE HOLDING INC     OTC        161048103              815      100,000   SOLE              100,000
CYMER INC                       OTC        232572107              735       33,000   SOLE               33,000
EMCOR GROUP INC                 Comm       29084Q100            1,700       99,000   SOLE               99,000
ENERSYS  COM                    Comm       29275Y102              366       30,200   SOLE               30,200
EXPEDITORS INTERNATIONAL OF     OTC        302130109              707       25,000   SOLE               25,000
WA  WASHINGTON INC
FLOWSERVE CORP                  Comm       34354P105            1,027       18,300   SOLE               18,300
GENERAL CABLE CORP-DEL NEW      Comm       369300108            1,714       86,500   SOLE               86,500
HB FULLER CO                    Comm       359694106              533       41,000   SOLE               41,000
HEARTLAND EXPRESS INC           OTC        422347104              782       52,800   SOLE               52,800
INTERNATIONAL RECTIFIER CORP    Comm       460254105            1,558      115,300   SOLE              115,300
LIFE TECHNOLOGIES CORPORATION   OTC        53217V109            1,614       49,700   SOLE               49,700
LINEAR TECHNOLOGY CORP          OTC        535678106            1,052       45,800   SOLE               45,800
MEMC ELECTRONIC MATERIALS INC   Comm       552715104            1,039       63,000   SOLE               63,000
Meritage Homes Corp             Comm       59001A102              628       55,000   SOLE               55,000
NAVISTAR INTERNATIONAL CORP     Comm       63934E108            1,536       45,900   SOLE               45,900
NEW
NVR INC                         Comm       62944T105              727        1,700   SOLE                1,700
PAREXEL INTERNATIONAL           OTC        699462107            1,070      110,000   SOLE              110,000
CORPORAT
RENT-A-CENTER INC               OTC        76009N100            1,123       58,000   SOLE               58,000
Select Sector Financial         Comm       81369Y605            1,327      150,600   SOLE              150,600
Select  SHS BEN INT
SHAW GROUP INC                  Comm       820280105            1,321       48,200   SOLE               48,200
THOMAS & BETTS CORP             Comm       884315102              716       28,600   SOLE               28,600
UNIVERSAL HEALTH SERVICES INC   Comm       913903100              690       18,000   SOLE               18,000
CL B
WESTERN DIGITAL CORP            Comm       958102105            1,392       72,000   SOLE               72,000



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